ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

A summary of the Company's accounts payable and accrued liabilities is as follows:

	March 31, 2026	March 31, 2025
	$	$
Accounts payable	1,348,230	1,049,610
Accrued liabilities	512,941	486,043
EFF settlement accrual (Note 20)	-	612,500
	1,861,171	2,148,153